Segments - Summary of Geographical Segments Banking (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Underlying income
- Net interest income	[1]	€ 13,960	€ 13,647	€ 13,241
- Net fee and commission income	[1]	2,798	2,710	2,433
Total income	[1]	18,324	18,590	17,902
Underlying expenditure
- Additions to loan loss provision	[1]	656	676	974
Total underlying expenses	[1]	11,338	10,505	11,588
Result before tax	[1]	6,986	8,085	6,314
Taxation	[1]	2,116	2,539	1,705
Non-controlling interests	[1]	108	82	75
Net result	[1]	4,761	5,464	4,975
Net result IFRS (continuing operations)	[1]	4,869	5,546	4,609
Underlying [member]
Underlying income
Total income		18,088	17,704	17,458
Underlying expenditure
- Operating expenses		10,563	10,505	10,430
Non-controlling interests		108	82	75
Net result		5,389	4,957	4,976
Special items [member]
Underlying income
Total income			(121)
Underlying expenditure
- Operating expenses		(775)		(1,157)
Net result		775	0	799
Insurance Other Excluded From IFRS [Member]
Underlying income
Total income		(89)	53	(33)
Underlying expenditure
Net result		(90)	52	(33)
Adjustment of the EU IAS 39 carve out [Member]
Underlying income
Total income		(148)	(817)	(411)
Underlying expenditure
Net result		(58)	(559)	(324)
Netherlands [member]
Underlying expenditure
Taxation		738	812	493
Geographical Segments Banking [Member]
Underlying expenditure
Net result		4,761	5,464	4,501
Net result IFRS (continuing operations)			5,464
Geographical Segments Banking [Member] | Underlying [member]
Underlying income
- Net interest income		13,916	13,714	13,241
- Net fee and commission income		2,803	2,714	2,433
- Total investment and other income		1,369	1,277	1,785
Total income		18,088	17,704	17,458
Underlying expenditure
- Operating expenses		9,907	9,829	9,456
- Additions to loan loss provision		656	676	974
Total underlying expenses		10,563	10,505	10,430
Result before tax		7,524	7,199	7,028
Taxation		2,028	2,160	1,977
Non-controlling interests		108	82	75
Net result		5,389	4,957	4,976
Geographical Segments Banking [Member] | Special items [member]
Underlying expenditure
Net result		(775)		(799)
Geographical Segments Banking [Member] | Insurance Other Excluded From IFRS [Member]
Underlying expenditure
Net result		90	(52)
Geographical Segments Banking [Member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		58	558	324
Geographical Segments Banking [Member] | Netherlands [member]
Underlying expenditure
Net result		2,364	2,677	1,862
Net result IFRS (continuing operations)			2,677
Geographical Segments Banking [Member] | Netherlands [member] | Underlying [member]
Underlying income
- Net interest income		4,374	4,537	4,699
- Net fee and commission income		980	871	779
- Total investment and other income		509	445	367
Total income		5,863	5,853	5,845
Underlying expenditure
- Operating expenses		2,929	2,930	3,301
- Additions to loan loss provision		(65)	3	310
Total underlying expenses		2,863	2,933	3,610
Result before tax		3,000	2,920	2,235
Taxation		741	708	555
Non-controlling interests		1
Net result		2,258	2,212	1,680
Geographical Segments Banking [Member] | Netherlands [member] | Special items [member]
Underlying expenditure
Net result		0		(268)
Geographical Segments Banking [Member] | Netherlands [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		106	465	450
Geographical Segments Banking [Member] | Belgium [member]
Underlying expenditure
Net result		673	546	305
Net result IFRS (continuing operations)			546
Geographical Segments Banking [Member] | Belgium [member] | Underlying [member]
Underlying income
- Net interest income		2,129	2,099	2,183
- Net fee and commission income		519	519	482
- Total investment and other income		379	480	559
Total income		3,028	3,098	3,225
Underlying expenditure
- Operating expenses		1,927	2,063	1,796
- Additions to loan loss provision		153	160	215
Total underlying expenses		2,080	2,223	2,010
Result before tax		948	876	1,215
Taxation		291	369	353
Non-controlling interests		6	(2)	1
Net result		651	508	860
Geographical Segments Banking [Member] | Belgium [member] | Special items [member]
Underlying expenditure
Net result		0		(491)
Geographical Segments Banking [Member] | Belgium [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		22	38	(64)
Geographical Segments Banking [Member] | Germany [member]
Underlying expenditure
Net result		863	988	874
Net result IFRS (continuing operations)			988
Geographical Segments Banking [Member] | Germany [member] | Underlying [member]
Underlying income
- Net interest income		2,200	2,172	2,025
- Net fee and commission income		273	269	241
- Total investment and other income		99	(17)	75
Total income		2,572	2,424	2,340
Underlying expenditure
- Operating expenses		1,171	1,154	987
- Additions to loan loss provision		6	(15)	(13)
Total underlying expenses		1,176	1,140	973
Result before tax		1,396	1,285	1,367
Taxation		459	407	426
Non-controlling interests		3	2	2
Net result		935	875	939
Geographical Segments Banking [Member] | Germany [member] | Special items [member]
Underlying expenditure
Net result		0
Geographical Segments Banking [Member] | Germany [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		(72)	113	(65)
Geographical Segments Banking [Member] | Other Challengers [member]
Underlying expenditure
Net result		339	234	423
Net result IFRS (continuing operations)			234
Geographical Segments Banking [Member] | Other Challengers [member] | Underlying [member]
Underlying income
- Net interest income		1,732	1,527	1,373
- Net fee and commission income		254	232	171
- Total investment and other income		(92)	22	133
Total income		1,895	1,781	1,677
Underlying expenditure
- Operating expenses		1,217	1,142	951
- Additions to loan loss provision		163	201	120
Total underlying expenses		1,380	1,344	1,071
Result before tax		515	437	607
Taxation		178	145	173
Non-controlling interests		0
Net result		337	292	433
Geographical Segments Banking [Member] | Other Challengers [member] | Special items [member]
Underlying expenditure
Net result		0		(13)
Geographical Segments Banking [Member] | Other Challengers [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		2	(58)	3
Geographical Segments Banking [Member] | Growth Markets [member]
Underlying expenditure
Net result		580	527	504
Net result IFRS (continuing operations)			527
Geographical Segments Banking [Member] | Growth Markets [member] | Underlying [member]
Underlying income
- Net interest income		1,639	1,515	1,274
- Net fee and commission income		297	316	309
- Total investment and other income		333	296	460
Total income		2,269	2,127	2,043
Underlying expenditure
- Operating expenses		1,175	1,126	1,103
- Additions to loan loss provision		274	241	240
Total underlying expenses		1,449	1,367	1,343
Result before tax		820	760	700
Taxation		143	151	125
Non-controlling interests		98	82	71
Net result		580	527	504
Geographical Segments Banking [Member] | Growth Markets [member] | Special items [member]
Underlying expenditure
Net result		0
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member]
Underlying expenditure
Net result		757	813	766
Net result IFRS (continuing operations)			813
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member] | Underlying [member]
Underlying income
- Net interest income		1,556	1,636	1,579
- Net fee and commission income		483	509	452
- Total investment and other income		245	245	202
Total income		2,283	2,390	2,233
Underlying expenditure
- Operating expenses		1,226	1,113	1,029
- Additions to loan loss provision		126	85	103
Total underlying expenses		1,353	1,198	1,132
Result before tax		931	1,192	1,101
Taxation		174	379	335
Non-controlling interests		0
Net result		757	813	766
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member] | Special items [member]
Underlying expenditure
Net result		0
Geographical Segments Banking [Member] | Other [member]
Underlying expenditure
Net result		(813)	(321)	(234)
Net result IFRS (continuing operations)			(321)
Geographical Segments Banking [Member] | Other [member] | Underlying [member]
Underlying income
- Net interest income		285	227	107
- Net fee and commission income		(4)	(3)	(2)
- Total investment and other income		(104)	(193)	(12)
Total income		177	31	94
Underlying expenditure
- Operating expenses		263	301	290
- Additions to loan loss provision		(1)	1
Total underlying expenses		262	301	290
Result before tax		(85)	(270)	(197)
Taxation		43	(1)	10
Net result		(128)	(269)	(207)
Geographical Segments Banking [Member] | Other [member] | Special items [member]
Underlying expenditure
Net result		(775)		€ (27)
Geographical Segments Banking [Member] | Other [member] | Insurance Other Excluded From IFRS [Member]
Underlying expenditure
Net result		€ 90	€ (52)

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.